Junior Subordinated Debentures Held by Trust Subsidiaries	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Junior Subordinated Debentures Held by Trust Subsidiaries
Junior Subordinated Debentures Held by Trust Subsidiaries
At December 31, 2018 and 2017, the Company owns all of the common capital securities issued by 8 statutory trust subsidiaries (“the Trust Subsidiaries”). These Trust Subsidiaries were first formed by the Company for the purpose of issuing trust preferred securities (“the Trust Preferred Securities”) and investing the proceeds in junior subordinated debentures issued by the Company. The debentures are guaranteed by the Company. The Company records the common capital securities issued by the Trust Subsidiaries in other assets in its consolidated balance sheets using the equity method. The junior subordinated debentures issued to the Trust Subsidiaries, less the common securities of the Trust Subsidiaries, qualify as Tier 1 regulatory capital.
The following table provides information of the outstanding Trust Preferred Securities issued by, and the junior subordinated debentures issued to, each of the Trust Subsidiaries as of December 31, 2018 and 2017:

(in thousands)	Amount of Trust Preferred Securities Issued by Trust	Principal Amount of Debenture Issued to Trust	Year of Issuance	Annual Rate of Trust Preferred Securities and Debentures	Year of Maturity
Commercebank Capital Trust I	$26,830	$28,068	1998	8.90%	2028
Commercebank Statutory Trust II	15,000	15,464	2000	10.60%	2030
Commercebank Capital Trust III	10,000	10,400	2001	10.18%	2031
Commercebank Capital Trust VI	9,250	9,537	2002	3-M LIBOR + 3.35%	2033
Commercebank Capital Trust VII	8,000	8,248	2003	3-M LIBOR + 3.25%	2033
Commercebank Capital Trust VIII	5,000	5,155	2004	3-M LIBOR + 2.85%	2034
Commercebank Capital Trust IX	25,000	25,774	2006	3-M LIBOR + 1.75%	2038
Commercebank Capital Trust X	15,000	15,464	2006	3-M LIBOR + 1.78%	2036
	$114,080	$118,110

The Company and the Trust Subsidiaries have the option to defer payment of interest on the obligations for up to 10 semi-annual periods. In 2018 and 2017, no payment of interest have been deferred on these obligations. The Trust Preferred Securities are subject to mandatory redemption, in whole or in part, upon the maturity or early redemption of the debentures. Early redemption premiums may be payable.